PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31
	2023	2022
	U.S. dollars in thousands
Cost:
Computers and peripheral equipment	254	115
Office furniture and equipment	170	163
Machines and equipment	652	550
Leasehold improvements	264	252
Energy storage systems	844	-
	2,184	1,080

Accumulated depreciation:	(591)	(357)

Depreciated cost	1,593	723